Taxes on Income (Details) - Schedule of Deferred Income Taxes Assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Income Taxes Assets Abstract
Operation loss carry forwards	$ 312	$ 6
Valuation allowance	(312)	(6)
Composition of deferred tax assets